Notes Payable (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
		Jun. 12, 2023	May 01, 2023	Mar. 16, 2023	Feb. 28, 2023	Sep. 08, 2022	Aug. 18, 2022	Jul. 13, 2022	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Apr. 11, 2023	Mar. 27, 2023	Oct. 20, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gain loss on Extinguishment			$ 557,793						$ 318,678	$ 345,454	$ (878,806)	$ 814,132	$ (878,806)
Debt Instrument, Unamortized Discount										945,293		945,293		$ 1,823,265	$ 1,823,265
Gain (Loss) on Extinguishment of Debt			$ (557,793)						$ (318,678)	$ (345,454)	$ 878,806	(814,132)	878,806
Proceeds from Notes Payable												$ 1,561,000	$ 0
Issuance of common shares			5,121,200
Conversion per share																		$ 0.05
Settlement of derivative liabilities																		$ 171,362
Loss on extinguishment			$ 79,212
M C U S [Member]
Debt Instrument [Line Items]
Issuance of common shares										2,618,738		2,618,738
Common stock value												$ 130,987
Sharing Services Global Corporation [Member]
Debt Instrument [Line Items]
Capitalized of accrued interest			222,556
Contingent payment			$ 222,556
Vehicle And Equipment Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 27,295
Interest rate																	4.42%
Debt matures term																	5 years
Notes Issued										$ 2,770		2,770		11,246	11,246
Three Lenders [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 375,000
Stock issued new, shares																	45,000
Debt Instrument, Unamortized Discount																	$ 22,500
Four Lenders [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																					$ 225,000
All Lenders [Member]
Debt Instrument [Line Items]
Notes Issued														275,000	275,000
Accrued interest														50,819	50,819
Two Promissory Notes [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				$ 10,000
Debt converted, amount		$ 275,000
Debt Conversion, Converted Instrument, Shares Issued		6,777,121
Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable	[1]									$ 1,350,477		$ 1,350,477		285,000	$ 285,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 2,423,738
Stock issued new, shares																154,173
Debt Conversion, Converted Instrument, Shares Issued															4,114,816
Notes payable														482,885	$ 482,885
Debt Conversion, Converted Instrument, Amount															798,526
Accrued interest														381,259	381,259
Convertible Notes Payable [Member] | M C U S And Leonite [Member]
Debt Instrument [Line Items]
Proceeds from Notes Payable														400,000
Convertible Notes Payable 2 [Member]
Debt Instrument [Line Items]
Gain loss on Extinguishment						$ (252,429)
Debt Instrument, Increase (Decrease), Net								$ 70,833
Gain (Loss) on Extinguishment of Debt						$ 252,429
Convertible Notes Payable 2 [Member] | Warrants [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								183,780
Convertible Notes Payable 2 [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								75,512
Promissory Notes [Member]
Debt Instrument [Line Items]
Conversion of common stock									5,266,763
Conversion of principal amount									$ 263,000
Secured Convertible Promissory Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Gain loss on Extinguishment					$ 132,142
Debt Conversion, Converted Instrument, Shares Issued					10,648,152
Notes payable					$ 637,684
Gain (Loss) on Extinguishment of Debt					$ (132,142)
Issuance of common shares										6,340,591		6,340,591
Common shares payable												4,307,561
Common shares payable												$ 573,336
Convertible Promissory Note [Member] | Investment Agreement [Member] | Institutional Investor [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 7,000,000
Convertible notes payable																			$ 7,000,000
Convertible Note 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount										$ 40,736		40,736		1,259,825	1,259,825
Convertible Debt										1,350,477		1,350,477		1,400,000	1,400,000
Convertible Note 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount										0		0		183,391	183,391
Convertible Debt										227,777		227,777		267,082	267,082
Convertible Note 3 [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount										904,557		904,557		380,049	380,049
Convertible Debt										1,773,864		1,773,864		639,068	639,068
Three Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible Debt										$ 2,406,825		$ 2,406,825		$ 482,885	$ 482,885
Secured Royalty Participation Agreements [Member]
Debt Instrument [Line Items]
Gain loss on Extinguishment				$ 150,000
Gain (Loss) on Extinguishment of Debt				$ (150,000)
Extension Agreement [Member] | Convertible Notes Payable 1 [Member]
Debt Instrument [Line Items]
Stock issued new, shares											100,000
Second Extension Agreement [Member] | Convertible Notes Payable 1 [Member]
Debt Instrument [Line Items]
Stock issued new, shares							200,000

[1]	In 2019, the Company engaged in agreements involving promissory notes with three lenders, collectively amounting to a principal balance of $375,000. These notes, bearing effective interest rates of 10%, mature within a one-year timeframe. Additionally, the Company allotted 45,000 shares of common stock, cumulatively valued, as a commitment incentive, resulting in an associated debt discount of $22,500. In the subsequent year, 2020, the Company further entered into promissory note arrangements with four lenders, culminating in an aggregate principal balance of $225,000. The effective interest rates for these notes range between 8% and 10% annually. As of December 31, 2022, the outstanding balance for the notes from both the 2019 and 2020 issuances amounted to $275,000, accompanied by accrued interest totaling $50,819.